UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549


FORM N-CSR


CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
COMPANIES


Investment Company Act file number 811-08842

Name of Fund:  BBH U.S. Money Market Portfolio

Fund Address:  40 Water Street
               	Boston, MA  02109-3661

Name and address of agent for service:
	Nancy D. Osborn
	BBH U.S. Money Market Portfolio, 40 Water Street, Boston, MA, 01915. Mailing address: 140 Broadway, New York, NY, 10005

Registrant's telephone number, including area code:  (800) 625-5759

Date of fiscal year end: 06/30/06

Date of reporting period: 07/01/05 - 12/31/05







Item 1 - Attach shareholder report

BBH U.S. MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
PORTFOLIO ALLOCATION
December 31, 2005 (unaudited)
(expressed in U.S. dollars)

BREAKDOWN BY SECURITY TYPE
                                                                      Percent of
                                                     U.S. $ Value     Net Assets
                                                    --------------    ----------
Certificates of Deposit ........................    $  474,988,831       17.1%
Commercial Paper ...............................     1,225,753,003       44.1
Corporate Bonds ................................       607,578,909       21.9
Municipal Bonds ................................        47,090,000        1.7
U.S. Government Agency Obligation ..............        99,968,784        3.6
Time Deposits ..................................       318,000,000       11.4
Other Assets in Excess of Liabilities ..........         6,730,480        0.2
                                                    --------------      -----
Net Assets .....................................    $2,780,110,007      100.0%
                                                    ==============      =====

All data as of December 31, 2005. The fund's breakdown by security type is expressed as a percentage of net assets and may vary over time.

   The accompanying notes are an integral part of these financial statements.

BBH U.S. MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
December 31, 2005 (unaudited)
(expressed in U.S. dollars)

   Principal                                     Maturity  Interest
    Amount                                         Date      Rate       Value
   ---------                                     --------  --------     -----
                CERTIFICATES OF DEPOSIT (17.1%)
 $ 25,000,000   Banco Bilbao...................  01/13/06   4.275%  $ 25,000,000
   25,000,000   Banco Bilbao...................  01/17/06   4.300     24,999,972
   50,000,000   Barclays Bank, Plc.............  02/08/06   4.250     50,000,000
   25,000,000   Credit Suisse First Boston
                  Corp.........................  01/03/06   4.240     25,000,000
   25,000,000   Deutsche Bank AG...............  03/23/06   3.710     25,000,000
   25,000,000   Deutsche Bank AG...............  07/25/06   4.065     24,999,170
   50,000,000   Lloyds Bank, Plc...............  01/20/06   4.290     50,000,263
   25,000,000   Rabobank Nederland NV..........  02/14/06   3.230     24,993,331
   25,000,000   Rabobank Nederland NV..........  03/03/06   3.490     24,997,141
   25,000,000   Royal Bank of Scotland.........  01/30/06   4.280     25,000,000
   25,000,000   Royal Bank of Scotland.........  01/31/06   4.280     24,999,209
   50,000,000   Societe Generale...............  01/31/06   4.300     50,000,000
   50,000,000   Washington Mutual, Inc.........  01/31/06   4.260     50,000,000
   18,000,000   Wells Fargo Bank NA............  01/06/06   4.400     18,000,000
   32,000,000   Wells Fargo Bank NA............  01/26/06   4.300     31,999,745
                                                                    ------------
                Total Certificates of Deposit..                      474,988,831
                                                                    ------------

                COMMERCIAL PAPER (44.1%)
   22,780,000   AT&T, Inc......................  01/03/06   4.350     22,774,495
   25,000,000   Bank of America Corp...........  01/30/06   4.290     24,913,604
   20,000,000   Bank of America Corp...........  01/31/06   4.230     19,929,500
   50,000,000   Bear Stearns & Co., Inc........  01/03/06   4.420     49,987,722
   50,000,000   Bear Stearns & Co., Inc........  01/30/06   4.310     49,826,403
   25,000,000   Beta Financial Group, Inc......  02/09/06   4.200     24,886,250
   25,000,000   Blue Spice LLC.................  01/03/06   4.380     24,993,917
   25,000,000   Blue Spice LLC.................  01/26/06   4.110     24,928,646
  100,000,000   BMW U.S. Capital LLC...........  01/03/06   4.180     99,976,778
   25,000,000   Canadian Imperial Holdings.....  01/09/06   4.250     24,976,389
    7,050,000   City of Chicago, Illinois......  01/11/06   4.320      7,041,540
   15,050,000   City of Chicago, Illinois......  01/18/06   4.300     15,019,440
   43,550,000   Columbia University............  01/31/06   4.270     43,395,034
   50,000,000   Danske Corp....................  01/09/06   4.260     49,952,666
   19,500,000   First Data Corp................  01/04/06   4.310     19,492,996
   16,200,000   Florida Power & Light..........  01/11/06   4.360     16,180,380
   50,000,000   Goldman Sachs Group, Inc.......  01/03/06   4.360     49,987,889

   The accompanying notes are an integral part of these financial statements.


FINANCIAL STATEMENT DECEMBER 31, 2005

BBH U.S. MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
December 31, 2005 (unaudited)
(expressed in U.S. dollars)

   Principal                                   Maturity  Interest
    Amount                                       Date      Rate         Value
   ---------                                   --------  --------       -----
              COMMERCIAL PAPER (continued)
$  25,000,000 Goldman Sachs Group, Inc.......  02/02/06   4.250%  $   24,905,555
   50,000,000 ING Funding LLC................  01/26/06   4.230       49,853,125
   33,000,000 Kittyhawk Funding Corp.........  01/09/06   4.280       32,968,613
   17,000,000 Kittyhawk Funding Corp.........  01/17/06   4.230       16,968,040
   50,000,000 Koch Industries................  01/30/06   4.270       49,828,014
   30,000,000 Lehman Brothers, Inc...........  01/03/06   4.050       29,993,250
   75,000,000 Morgan Stanley.................  01/03/06   4.200       74,982,500
   20,000,000 National Rural Utilities
                Cooperative Finance Corp. ...  01/20/06   4.260       19,955,033
   50,000,000 Rabobank USA Financial.........  01/03/06   4.290       49,988,083
   20,000,000 Rights of University
                of Canada....................  01/04/06   4.350       19,992,750
   50,000,000 Steamboat Funding Corp.........  01/04/06   4.350       49,981,875
   15,262,000 Texas Agricultural Finance.....  01/12/06   4.340       15,241,994
    8,718,000 Three Rivers Funding Corp......  01/03/06   4.270        8,715,932
   30,000,000 Three Rivers Funding Corp......  01/17/06   4.300       29,942,667
   10,071,000 Three Rivers Funding Corp......  01/27/06   4.230       10,040,233
   50,000,000 UBS Finance, Ltd...............  01/03/06   4.190       49,928,667
   50,000,000 UBS Finance, Ltd...............  01/13/06   4.280       49,988,361
   25,000,000 Variable Funding
                Capital Corp.................  01/03/06   4.200       24,994,167
   33,300,000 Variable Funding
                Capital Corp.................  01/12/06   4.270       33,256,553
   16,000,000 Variable Funding
                Capital Corp.................  01/20/06   4.270       15,963,942
                                                                  --------------
              Total Commercial Paper.........                      1,225,753,003
                                                                  --------------
              CORPORATE BONDS (21.9%)
    9,705,000 Alabama Power Co...............  02/15/06   2.650        9,682,072
    8,380,000 American Express Bank1.........  01/23/06   4.400        8,384,308
    4,000,000 Bank One Corp..................  02/01/06   6.500        4,009,088
    5,450,000 BCH Cayman Islands. Ltd........  02/15/06   6.500        5,462,671
   27,000,000 Brown-Forman Corp..............  03/15/06   2.125       26,882,807
   25,000,000 Canadian Imperial Bank(1)......  01/30/06   4.320       24,996,473
   25,000,000 CIT Group, Inc.(1).............  02/13/06   4.340       25,001,247
   25,000,000 Citigroup Global Market
                Holdings, Inc.(1) ...........  02/07/06   4.301       25,003,429
   25,000,000 Credit Suisse First
                Boston Corp.(1)..............  01/06/06   4.300       25,000,044
   25,000,000 Credit Suisse, New York(1).....  03/27/06   4.489       25,000,099

   The accompanying notes are an integral part of these financial statements.

BBH U.S. MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
December 31, 2005 (unaudited)
(expressed in U.S. dollars)

  Principal                                    Maturity   Interest
   Amount                                        Date       Rate        Value
  ---------                                    --------   --------      -----
              CORPORATE BONDS (continued)
$  5,075,000  FleetBoston Financial Corp.....  04/15/06    7.125%   $  5,121,468
  25,450,000  General Dynamics Corp..........  05/15/06    2.125      25,260,253
  35,000,000  General Electric
                Capital Corp.(1).............  02/03/06    4.461      35,002,159
   5,000,000  General Electric
                Capital Corp.(1).............  02/13/06    4.502       5,003,300
  25,000,000  Goldman Sachs Group, Inc.(1)...  01/27/06    4.386      25,041,958
  22,000,000  HBOS Treasury Services,
                Plc.(1)......................  01/26/06    4.236      22,000,033
   6,500,000  HBOS Treasury Services,
                Plc.(1)......................  03/30/06    4.547       6,501,027
  25,750,000  HSBC Finance Corp..............  01/24/06    6.500      25,800,720
   6,775,000  HSBC Finance Corp..............  05/15/06    7.250       6,854,885
  31,831,000  JPMorgan Chase & Co............  08/15/06    5.625      32,123,062
   5,000,000  Morgan Stanley.................  04/15/06    6.100       5,019,307
  50,000,000  National City Bank
                of Indiana(1)................  01/30/06    4.329      49,996,466
  27,682,000  National Rural Utilities
                Cooperative Finance Corp. ...  05/15/06    6.000      27,882,291
   5,000,000  PNC Bank NA(1).................  01/30/06    4.350       4,999,175
  25,245,000  Prudential Insurance Co........  07/23/06    6.375      25,566,054
  15,165,000  Santander Finance lssuances....  04/01/06    7.000      15,252,986
  10,860,000  SLM Corp.(1)...................  01/25/06    4.370      10,864,486
  35,000,000  SLM Corp.(1)...................  03/15/06    4.691      35,047,073
   9,850,000  Suntrust Bank..................  01/30/06    2.125       9,838,665
  29,800,000  Suntrust Bank(1)...............  03/24/06    4.519      29,798,361
  25,000,000  Wal-Mart Stores................  06/01/06    5.586      25,182,942
                                                                    ------------
              Total Corporate Bonds..........                        607,578,909
                                                                    ------------

              MUNICIPAL BONDS (1.7%)
   2,000,000  Jacksonville, Florida,
                Economic Development
                Commission(1) ...............  01/05/06    4.380       2,000,000
   2,400,000  Laguna Development Corp.,
                New Mexico(1) ...............  01/05/06    4.450       2,400,000
  35,700,000  Los Angeles, California,
                Water & Power Revenue(1) ....  01/05/06    4.390      35,700,000
   4,790,000  Massachusetts State Housing
                Finance Agency(1) ...........  01/05/06    4.450       4,790,000
    2,200,000  Texas State(1)................  01/04/06    4.450       2,200,000
                                                                    ------------
               Total Municipal Bonds.........                         47,090,000
                                                                    ------------

   The accompanying notes are an integral part of these financial statements.


FINANCIAL STATEMENT DECEMBER 31, 2005

BBH U.S. MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
December 31, 2005 (unaudited)
(expressed in U.S. dollars)

  Principal                                 Maturity   Interest
   Amount                                     Date       Rate        Value
  ---------                                 --------   --------      -----
              U.S. GOVERNMENT AGENCY
              OBLIGATION (3.6%)
$ 100,000,000 Federal Home Loan Bank(1)....  02/02/06   4.150%   $   99,968,784
                                                                 --------------

              TIME DEPOSITS (11.4%)
  100,000,000 Dresdner Bank................  01/03/06   4.200       100,000,000
   50,000,000 ING Bank.....................  01/03/06   4.230        50,000,000
  118,000,000 Royal Bank of Canada.........  01/03/06   3.750       118,000,000
   50,000,000 Societe Generale.............  01/03/06   4.220        50,000,000
                                                                 --------------
              Total Time Deposits..........                         318,000,000
                                                                 --------------
TOTAL INVESTMENTS AT AMORTIZED COST........              99.8%   $2,773,379,527
OTHER ASSETS IN EXCESS OF LIABILITIES......               0.2         6,730,480
                                                        -----    --------------
NET ASSETS ................................             100.0%   $2,780,110,007
                                                        =====    ==============

----------
(1) Variable rate instrument. Interest rates change on specific dates (such as a coupon or interest rate payment date).

      The yield shown represents the December 31, 2005 coupon rate.

   The accompanying notes are an integral part of these financial statements.

BBH U.S. MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2005 (unaudited)
(expressed in U.S. dollars)

ASSETS:
   Investments, at amortized cost ......................          $2,773,379,527
   Cash ................................................               1,754,219
   Interest receivable .................................              10,687,060
   Prepaid expenses ....................................                  77,393
                                                                  --------------
     Total Assets ......................................           2,785,898,199
                                                                  --------------

LIABILITIES:
   Payables for:
     Investments purchased .............................               5,002,196
     Investment advisory fees ..........................                 431,317
     Administrative fees ...............................                 150,961
     Custody and accounting fees .......................                 123,352
     Board of Trustees' fees ...........................                  64,234
     Professional fees .................................                  16,132
                                                                  --------------
       Total Liabilities ...............................               5,788,192
                                                                  --------------
NET ASSETS .............................................          $2,780,110,007
                                                                  ==============

   The accompanying notes are an integral part of these financial statements.


FINANCIAL STATEMENT DECEMBER 31, 2005

BBH U.S. MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
For the six months ended December 31, 2005 (unaudited)
(expressed in U.S. dollars)

NET INVESTMENT INCOME:
   Income:
     Interest ...........................................          $ 49,623,985
                                                                   ------------
   Expenses:
     Investment advisory fees ...........................             1,332,814
     Administrative fees ................................               466,485
     Custody and accounting fees ........................               243,168
     Board of Trustees' fees ............................                73,485
     Miscellaneous expenses .............................                56,712
                                                                   ------------
       Total Expenses ...................................             2,172,664
       Expense offset arrangement .......................                  (804)
                                                                   ------------
       Net Expenses .....................................             2,171,860
                                                                   ------------
   Net Investment Income ................................          $ 47,452,125
                                                                   ============

   The accompanying notes are an integral part of these financial statements.

BBH U.S. MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS (expressed in U.S. dollars)

                                               For The six
                                               months ended          For the
                                            December 31, 2005      year ended
                                               (unaudited)       June 30, 2005
                                            -----------------   ----------------
INCREASE (DECREASE) IN NET ASSETS:
   From Operations:
     Net investment income...............   $    47,452,125     $    62,265,463
                                            ---------------     ---------------
   Capital Transactions:
     Proceeds from contributions.........     2,668,103,077       7,990,156,859
     Value of withdrawals................    (2,439,496,419)     (8,419,532,606)
                                            ---------------     ---------------
       Net increase (decrease) in net
         assets resulting from capital
         transactions ...................       228,606,658        (429,375,747)
                                            ---------------     ---------------
       Total increase (decrease) in
         net assets......................       276,058,783        (367,110,284)

NET ASSETS:
   Beginning of year.....................     2,504,051,224       2,871,161,508
                                            ---------------     ---------------
   End of period.........................   $ 2,780,110,007     $ 2,504,051,224
                                            ===============     ===============

   The accompanying notes are an integral part of these financial statements.


FINANCIAL STATEMENT DECEMBER 31, 2005

BBH U.S. MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (expressed in U.S. dollars)

                                 For the six
                                months ended
                                 December 31,              For the years ended June 30,
                                    2005        ---------------------------------------------------
                                 (unaudited)     2005       2004      2003        2002        2001
                                -------------   ------     ------    ------      ------     -------
Total return...................     1.92%         2.17%     0.99%     1.44%       2.47%       5.95%
Ratios/Supplemental data:
   Net assets, end of period
     (in millions) ............   $2,780        $2,504    $2,871    $3,422      $2,874      $2,358
   Expenses as a percentage
     of average net assets:
     Net expenses paid
       by Portfolio ...........     0.16%(1)     10.16%     0.16%     0.15%       0.16%       0.15%

     Expense offset
..      arrangement ............     0.00%(1,2)    0.00%(2)  0.00%(2)  0.00%(2)    0.00%(2)    0.01%
                                  ------        ------    ------    ------      ------       -----
       Total expenses .........     0.16%         0.16%     0.16%     0.15%       0.16%       0.16%
                                  ------        ------    ------    ------      ------       -----
   Ratio of net investment
     income to average net
       assets .................     3.56%(1)      2.05%     0.95%     1.40%       2.39%       5.64%

----------
(1)   Annualized.

(2)   Amount is less than 0.01%.

   The accompanying notes are an integral part of these financial statements.

BBH U.S. MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
December 31, 2005 (unaudited)
(expressed in U.S. dollars)

1. Organization and Accounting Policies. BBH U.S. Money Market Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940, as amended, as a no load, diversified, open-end management investment company, which was organized as a trust under the laws of the State of New York on June 15, 1993. The Portfolio commenced operations on October 31, 1994. The Declaration of Trust permits the Trustees to create interests in the Portfolio.

      The Portfolio's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements and are based, in part, on the following accounting policies. Actual results could differ from those estimates.

      A. Valuation of Investments. The Portfolio values its investments at amortized cost, which approximates market value. The amortized cost method values a security at its cost at the time of purchase and thereafter assumes a constant amortization to maturity of any discount or premium. The Portfolio's use of amortized cost is in compliance with Rule 2a-7 of the Investment Company Act of 1940.

      B. Interest Income. Interest income consists of interest accrued and discount earned (including both original issue and market discount) and premium amortization on the investments of the Portfolio, accrued ratably to date of maturity.

      C. Federal Income Taxes. The Portfolio is treated as a partnership for federal income tax purposes and its operations are conducted in such a way that is it not to be considered engaged in a U.S. trade or business for U.S. tax purposes. Accordingly, no provision for federal income taxes is necessary. It is intended that the Portfolio's assets will be managed in such way that an investor in the Portfolio will be able to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. At December 31, 2005, the cost of investments for federal income tax purposes was equal to the amortized cost of the investments for financial statement purposes.

      D. Repurchase Agreements. When entering into repurchase agreements, it is the Portfolios' policy that its custodian, sub-custodian or a third party custodian takes possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolios may be delayed or limited.

      E.    Other.  Investment  transactions  are  accounted for on a trade date
            basis.   Realized  gains  and  losses,   if  any,  from   investment
            transactions are determined on the basis of identified cost.

2.    Transactions with Affiliates.

      Investment Advisory Fees. The Portfolio has an investment advisory agreement with Brown Brothers Harriman ("BBH") for which it pays BBH a fee from the Fund calculated daily and paid monthly at an annual rate of 0.10% of the Portfolio's average daily net assets. BBH has established a separately identifiable


FINANCIAL STATEMENT DECEMBER 31, 2005

BBH U.S. MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2005 (unaudited)
(expressed in U.S. dollars)

      department (SID) to provide investment advice to mutual funds. The SID is registered with the Securities and Exchange Commission under the
      Investment Advisors Act of 1940. For the six months ended December 31, 2005, the Portfolio incurred $1,332,814 for advisory services.

      Administrative Fees. The Portfolio has an administrative agreement with Brown Brothers Harriman Trust Company, LLC ("BBHTC") for which it pays BBHTC a fee from the Fund calculated daily and paid monthly at an annual rate of 0.035% of the Portfolio's average daily net assets. BBHTC has a sub-administration services agreement with Federated Services Company ("FSC") for which FSC receives compensation paid by BBHTC. For the six months ended December 31, 2005, the Portfolio incurred $466,485 for administrative services.

      Board of Trustees' Fees. Each Trustee receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from the Portfolio. For the six months ended December 31, 2005, the Portfolio incurred $73,485 for the Trustees' fees.

      Custody and Accounting Fees. BBH acts as a custodian and shall receive a custody and accounting fee from the Fund calculated daily and paid monthly. The custody fee is a transaction based fee with an annual minimum of $30,000, and the accounting fee is calculated at 0.05% per annum on the first $100 million of net assets, 0.02% per annum on the next $400 million of net assets and 0.01% per annum on all net assets over $500 million. For the six months ended December 31, 2005, the Portfolio incurred $243,168 for custody and accounting services. These fees were reduced by $804 as a result of an expense offset arrangement with the Portfolio's custodian. In the event that the Portfolio is overdrawn, under the custody agreement with BBH, BBH will make overnight loans to the Portfolio to cover overdrafts. Pursuant to their agreement the Portfolio will be charged interest based on LIBOR on the day of the overdraft plus one percent. The total interest paid by the fund for the six months ended December 31, 2005 was $20,295.

BBH U.S. MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES
December 31, 2005 (unaudited)
(expressed in U.S. dollars)

EXAMPLE

As a shareholder of BBH Money Market Portfolio (the "Portfolio"), you may incur two types of costs: (1) transaction costs on purchase payments, reinvested dividends, or other distributions; and exchange fees; and (2) ongoing costs, including management fees; and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2005 to December 31, 2005).

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                              Expenses Paid
                         Beginning          Ending            During Period
                       Account Value     Account Value        July 1, 2005 to
                       July 1, 2005    December 31, 2005    December 31, 2005(1)
                       -------------   -----------------    --------------------
Actual..............      $1,000            $1,019                  1
Hypothetical(2).....      $1,000            $1,024                  1

----------
(1) Expenses are equal to the Portfolio's annualized expense ratio of 0.16%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

(2)   Assumes  a  return  of  5%  before  expenses.   For  the  purpose  of  the
      calculation, the applicable annualized expense ratio is subtracted from the assumed return before expenses.


FINANCIAL STATEMENT DECEMBER 31, 2005

BBH U.S. MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
DISCLOSURE OF ADVISOR SELECTION
December 31, 2005 (unaudited)

Approval of Continuation of Investment Advisory Agreement

At a meeting held on December 12, 2005, the Board of Trustees (the "Board") of BBH Portfolio (the "Portfolio") unanimously approved the renewal of the Investment Advisory Agreement (the "IA Agreement") between the Portfolio and Brown Brothers Harriman & Co. ("BBH") for an additional one-year term. The following is a summary of the factors the Board took into consideration in making its determination to approve the renewal of the IA Agreement.

Nature, Extent and Quality of Services Provided by BBH

The Board noted that, under the IA Agreement in respect of each Fund, BBH, subject to the supervision of the Board, is responsible for providing a continuous investment program and, for each Fund other than the International Fund, makes purchases and sales of portfolio securities consistent with the Fund's investment objective and policies.

The Board considered the scope and quality of services provided by BBH under the IA Agreement and noted that the scope of services provided had expanded over time, primarily, as a result of regulatory developments. The Board noted that, for example, BBH is responsible for maintaining and monitoring its own and, to varying degrees, the Funds' compliance program, and these compliance programs have recently been refined and enhanced in light of new regulatory requirements. The Board considered the quality of the investment research capabilities of BBH and the other resources it has dedicated to performing services for the Funds. The Board concluded that, overall, they were satisfied with the nature, extent and quality of services provided (and expected to be provided) to each of the Funds under the IA Agreement.

Costs of Services Provided and Profitability to BBH

At the request of the Board, BBH provided information concerning the profitability of BBH's investment company, advisory fees and other fees and its statement of condition for the recent period and as of December 31, 2004, respectively. The Board also reviewed BBH's profitability data for each Fund, which also included the effect of revenue generated by the shareholder servicing, administration, custody and other fees paid by a Fund. The Board noted that most beneficial owners of the Funds' shares are holding these shares in the context of an overall investment management program for which BBH is the adviser and for which BBH charges an investment management fee. Since BBH excludes the assets in the Funds when calculating its advisory fees for its clients, the Board agreed that it is appropriate in an analysis of Fund profitability to reduce the advisory fees for the Funds by the advisory fees that otherwise would have been earned by BBH on the assets involved.

The Board discussed the difficulty of making comparisons of profitability from fund advisory contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser's capital structure and cost of capital. In considering profitability information, the Board considered the effect of fall-out benefits on BBH's expenses, as well as the "revenue sharing" arrangements BBH has entered into with certain entities that distribute shares of the Funds. The Board focused on profitability of BBH's relationships with the Funds before taxes and distribution expenses. The Board concluded that it was satisfied that BBH's level of profitability from its relationship with each Fund was not excessive.

BBH U.S MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
DISCLOSURE OF ADVISOR SELECTION (continued)
December 31, 2005 (unaudited)

The Board also considered the advisory fees of each Fund in comparison to the fees of comparable funds. The Board recognized that the expense ratios for the Funds potentially reflected on BBH's provision of services, as BBH is directly the provider of substantial services and coordinates services provided to the Fund by others. The Board took note of situations in which BBH waived its management fee or reimbursed a Fund's expenses.

Fall-Out Benefits

The Board considered that BBH did not allocate the Funds' portfolio transactions for third party research, although it did benefit from proprietary research received from brokers that execute the Funds' purchases and sales of securities. The Board recognized that the aggregate amount of commissions generated by Fund transactions was unlikely to result in the Funds receiving from full service broker dealers substantial discounts on commission rates. The Board received and reviewed information concerning BBH's policies with respect to allocating portfolio brokerage.

The Board also considered that BBH receives shareholder servicing fees from certain funds, and is the Funds' administrator, custodian and securities lending agent. The Board noted that BBH retained no portion of the 12b-1 fees paid by a Fund that operated with a plan.

The Board recognized that BBH's profitability would be somewhat lower if it did not receive proprietary research for commissions or, if it did not receive the other benefits described above. The Board recognized that most Fund shareholders were also BBH clients, and that substantial assets are invested in the Funds as a result of an overall investment management program for the shareholder. The Board noted that the Funds also derive reputational and other benefits from their association with BBH and their use of the BBH name, which is licensed to the Funds by BBH. Thus, the Board did not believe that BBH revenues associated with its clients should be fairly regarded as "fallout" benefit from the Funds.

Economies of Scale

The Board noted that the Funds' advisory fee schedules do not contain breakpoints. As a result, if assets increase, the fee rates would not be reduced on the incremental assets. There may be other economies of scale because many expenses did not rise (and fall) proportionally to increases (and decreases) in total net assets. The Board noted that BBH had priced the advisory services in recognition of the fact that it was largely its own clients who were shareholders and, accordingly, sought to assure that the cost of advisory service and total expenses for each Fund were fair and reasonable. Consequently, the advisory fees are in the range of institutional separate account fees, which is to say substantially below, even taking into account the BBH administration fees, typical mutual fund fees. In addition, the Board noted that BBH had supported and continued to support certain Funds through fee waivers and expense reimbursements. Based on information they had been provided over many years, the Board observed that in the mutual fund industry as a whole, as well as among funds similar to the Funds, there appeared to be no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. In light of the Fund's current size and expense structure, the Board concluded that it was unnecessary at this time to consider breakpoints.


FINANCIAL STATEMENT DECEMBER 31, 2005

BBH U.S. MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
DISCLOSURE OF ADVISOR SELECTION (continued)
December 31, 2005 (unaudited)

Investment Results

The Board considered the investment results of each of the Funds as compared to investment companies with its peers and with one or more selected securities indices. In addition to the information received by the Board for the meeting, the Board received detailed performance information for each Fund at each regular Board meeting during the year. At the meeting, the Board reviewed information showing performance of each Fund compared to the peers generally over the 1-, 3-, 5- and since inception periods ended October 31, 2005 and compared to one or more securities indices over comparable periods.

Advisory Fee Rate

The Board considered the advisory fee rate paid by each Fund to BBH. The Board recognized that it is difficult to make comparisons of these fees, and combined advisory and administration fees, because there are variations in the services that are included in the fees paid by other funds.

BBH also manages accounts for institutional clients with investment objectives similar to those of certain Funds. The fee rates payable by the BBH's institutional clients are generally comparable although occasionally lower, than the rates paid by the Funds. BBH reviewed with the Board the significant differences in the scope of services that BBH provides to institutional clients and to the Funds through both the IA and Administration Agreements (the "Admin. Agreements"). For example, BBH provides, among other things, officers (including the Funds' Chief Compliance Officer and officers to provide required certifications) and administrative services, such as shareholder communications, and tax compliance, with the attendant costs and exposure to liability. BBH also coordinates the provision of services to the Funds by nonaffiliated service providers. These services normally are not provided to non investment company clients, and fees charged to the Funds reflect the costs and risks of the additional obligations. The Board also noted that since the Funds are constantly issuing and redeeming their shares, they are more difficult to manage than an institutional account, where the assets are relatively stable. Accordingly, the Board did not place significant weight on these fee comparisons.

The following factors specific to BBH U.S. Money Market Portfolio also were noted and considered by the Board in deciding to approve the continuation of the IA Agreements:

The Trustees reviewed information showing performance of the Fund compared to other funds in the iMoneyNet (1st Tier Institutional). The comparative information showed that the Funds had superior performance compared to the averages in these categories over all relevant periods. The Trustees also viewed with favor that the total expense ratio was substantially lower than the averages in these categories. The Trustees also noted that the BBH U.S. Money Market Portfolio had maintained a stable net asset value of one dollar at all times. Taking into account these comparisons and the other factors considered, the Trustees concluded that the Funds' investment results over time and expense ratios had been satisfactory.





ITEM 2. CODE OF ETHICS


(a)	The registrant has adopted a code of
                  ethics that applies to the registrant's
                   principal executive officer, principal
                   financial officer, principal accounting
                   officer or controller or persons
                   performing similar functions.

(b)	No answer required.
(c)	Not applicable.
(d)	Not applicable.
(e)	Not applicable.
(f)
       (1) A copy of the code of ethics referenced in Item 2(a) of this Form N-CSR is available and can be mailed, free of charge, to anyone by calling (800) 575-1265.
 (2) Not applicable.
 (3) Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant's Board of Trustees has designated two members of the audit committee as financial experts.
 	(2) The following Trustees have
                       been designated as audit
                      committee financial experts
                      by the Board of Trustees:
	   independent audit committee
                     members Arthur Miltenberger
                    and David Feldman are the
                    designated audit committee
                   financial experts.
    (3) Not applicable.
(b) No answer required.
(c) No answer required.
(d) No answer required.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
NOT APPLICABLE - Required for annual flings only.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a) The Trust has a separately designated audit committee.
      The members of the audit committee are:
      Eugene P. Beard ,Richard Carpenter,
      David P. Feldman, Alan G. Lowy and
      Arthur D. Miltenberger.

(b) Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES
 AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGER
        OF CLOSED-END MANAGEMENT INVESTMENT
        COMPANY.

Not applicable.


ITEM 9. PURCHASES OF EQUITY SECURITIES
 BY CLOSED-END MANAGEMENT INVESTMENT
COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE
 OF SECURITY HOLDERS.

Not applicable.





ITEM 11. CONTROLS AND PROCEDURES.
(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation.



ITEM 12.  EXHIBITS.




File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

     (a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: A copy of the code of ethics is available and can be mailed, free of charge, to anyone by calling (800) 575-1265.

     (b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

     [If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for the purposes of
     Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.][The submission of Section 906 certifications has been proposed by the SEC, but has not yet been finalized. The SEC has encouraged issuers to submit Section 906 certifications as an exhibit to Form N-CSR until the final rule has been adopted. Please see Proposed Rule: Certification of Disclosure in Certain Exchange Act Reports, Release No. 33-8212 (March 21, 2003)].

I, John A. Nielsen, certify that:

1. I have reviewed this report on Form N-CSR of BBH U.S. Money Market Portfolio ("registrant");

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940) for the registrant and have:

	a. designed such disclosure controls and procedures to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b. evaluated the effectiveness of the registrant's disclosure controls and procedures as of a date within 90 days prior to the filing date of this report (the "Evaluation Date"); and

c. presented in this report our conclusions about the effectiveness of the disclosure controls and procedures based on our evaluation as of the Evaluation Date;

5. The registrant's other certifying officer and I have disclosed, based on our most recent evaluation, to the registrant's auditors and the audit committee of the registrant's board of trustees (or persons performing the equivalent functions):

	a. all significant deficiencies in the design or operation of internal controls which could adversely affect the registrant's ability to record, process, summarize, and report financial data and have identified for the registrant's auditors any material weaknesses in internal controls; and

	b. any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls; and

6. The registrant's other certifying officer and I have indicated in this report whether or not there were significant changes in internal controls or in other factors that could significantly affect internal controls subsequent to the date of our most recent evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.



Date: February 28, 2006


/s/John A. Nielsen
==============
John A. Nielsen
President - Principal Executive Officer



I, Thomas Reynolds, certify that:

1. I have reviewed this report on Form N-CSR of BBH U.S. Money Market Portfolio ("registrant");

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940) for
 	the registrant and have:


a. designed such disclosure controls and procedures to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b. evaluated the effectiveness of the registrant's disclosure controls and procedures as of a date within 90 days prior to the filing date of this report (the "Evaluation Date"); and

c. presented in this report our conclusions about the effectiveness of the disclosure controls and procedures based on our evaluation as of the Evaluation Date;

5. The registrant's other certifying officer and I have disclosed, based on our most recent evaluation, to the registrant's auditors and the audit committee of the registrant's board of trustees (or persons performing the equivalent functions):

a. all significant deficiencies in the design or operation of internal controls which could adversely affect the registrant's ability to record, process, summarize, and report financial data and have identified for the registrant's auditors any material weaknesses in internal controls; and

b. any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls; and

6. The registrant's other certifying officer and I have indicated in this report whether or not there were significant changes in internal controls or in other factors that could significantly affect internal controls subsequent to the date of our most recent evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


Date: February 28, 2006

/s/Thomas Reynolds
==============
Thomas Reynolds
Treasurer - Principal Financial Officer


                          SECTION 906 CERTIFICATION

Pursuant to 18 U.S.C.ss. 1350, the undersigned officers of BBH U.S. Money Market Portfolio ("registrant"), hereby certify, to the best of our knowledge, that the Registrant's Report on Form N-CSR for the period ended 12/31/04 (the "Report") fully complies with the requirements of Section 13(a) or 15(d), as applicable, of the Securities and Exchange Act of 1934 and that the information contained in the Report fairly presents, in all material respects,the financial condition and results of operations of the Registrant.


Dated: February 28, 2006


/s/John A. Nielsen
==============
John A. Nielsen
Title: President, Principal Executive Officer



Dated: February 28, 2006


/s/Thomas Reynolds
==============
Thomas Reynolds
Title: Treasurer, Principal Financial Officer

This certification is being furnished solely pursuant to 18 U.S.C.ss. 1350 and is not being filed as part of the Report or as a separate disclosure document.








                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   BBH U.S. Money Market Portfolio
             -------------------------------------


By (Signature and Title)*  /s/John A. Nielsen
                           -----------------------------------------------------
                           John A. Nielsen, President
                           (Principal Executive Officer)
Date:  February 28, 2006











Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By (Signature and Title)* /s/Thomas Reynolds
                          ------------------------------------------------------
                          Thomas Reynolds, Treasurer
                          (Principal Financial Officer)

Date:  February 28, 2006


* Print name and title of each signing officer under his or her signature.